FINANCIAL STATEMENT SCHEDULE I - Additional Information (Detail) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum rate for preparation of financial schedule with respect to Restricted net assets of the consolidated and unconsolidated subsidiaries	25.00%
Restricted net assets not available for distribution	$ 4,054,000	$ 3,786,000
Dividend received from subsidiary	$ 150,000	$ 420,000	$ 0